Condensed Statement of Income of Parent (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary, Lake Sunapee Bank	$ 13				$ 17					$ 62	$ 35	$ 17
Interest expense on subordinated debentures										1,027	1,008	1,011
Equity in undistributed earnings of subsidiaries	98				111					444	573	192
Net income	(2,052)	(1,635)	(2,030)	(2,012)	(2,082)	(1,631)	(2,013)	(2,000)	(2,025)	(7,759)	(7,669)	(7,947)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary, Lake Sunapee Bank												8,000
Dividends from subsidiaries, NHTB Capital Trust II and III										20	20	20
Investment interest income												167
Interest expense on subordinated debentures										1,027	1,008	1,011
Interest expense on other borrowings										2		33
Net operating (loss) income including tax benefit										(840)	(97)	56
(Loss) income before equity in undistributed earnings of subsidiaries										(1,849)	(1,085)	7,199
Equity in undistributed earnings of subsidiaries										9,608	8,754	748
Net income										$ 7,759	$ 7,669	$ 7,947